Licensing and Collaboration Agreement - YOFOTO (China) Health Industry Co. Ltd.	12 Months Ended
Dec. 31, 2018
Licensing And Collaboration Agreement [Abstract]
Licensing and Collaboration Agreement - YOFOTO (China) Health Industry Co. Ltd. [Text Block]
8.	Licensing and Collaboration Agreement – YOFOTO (China) Health Industry Co. Ltd.

On July 10, 2018, the Company signed the definitive Licensing and Collaborative Agreement with YOFOTO (China) Health Industry Co. Ltd. (“YOFOTO”) to commercialize three of RepliCel's programs in Greater China subject to the certain Canadian and Chinese approvals of the transaction (the “Transaction”).

The Transaction represents an investment in RepliCel by YOFOTO with milestone payments, minimum program funding commitments, and sales royalties in exchange for an exclusive 15-year license to three of RepliCel products for Greater China (Mainland China, Hong Kong, Macau and Taiwan) (the “Territory”).

As part of the deal, YOFOTO agreed to invest CDN $5,090,005 in a private placement of RepliCel common shares at CDN $0.95 per share to include 20% warrant coverage with each warrant exercisable at CDN $0.95 per share for a period of two years. The warrants are restricted from being exercised without shareholder approval if the exercise of the warrants would increase YOFOTO's ownership of RepliCel's issued and outstanding shares over 19.9%.

The deal structure also includes milestone payments (of up to CDN $4,750,000), sales royalties, and a commitment by YOFOTO to spend a minimum of CDN $7,000,000 on the RepliCel programs and associated cell processing manufacturing facility over the next five years in Greater China pursuant to a License and Collaboration Agreement. The License and Collaboration Agreement contains a provision permitting YOFOTO to put up to 1/3 of the shares issued in YOFOTO’s initial investment back to the Company under certain conditions for a period of 8.5 years from July 10, 2018.

As part of the Transaction, the Company agreed to grant YOFOTO certain financing participation rights along with a board seat nomination. Upon YOFOTO meeting certain defined conditions, relevant Chinese patents, once issued in China, will be assigned to a YOFOTO-owned Canadian subsidiary, with detailed assignment reversion rights upon failure to meet defined targets.

On October 9, 2018, the Transaction was approved by the TSX Venture Exchange and applicable regulatory authorities including but not limited to the reviews and approvals by the State Administration of Foreign Exchange of China and other Chinese foreign investment regulatory authorities. On October 9, 2018, the private placement in the sum of $5,090,005 was closed completing the Transaction with YOFOTO's purchase of 5,357,900 RepliCel common shares which represents 19.9% of RepliCel's issued shares. In association with the YOFOTO deal, the Company has paid a success fee of ten percent (10%) of any upfront fees received by the Company. A fee of $509,001 has been paid in this respect. In addition, the Company will be paying a success fee of five percent (5%) of any milestone fees and royalty fees received by the Company as a result of this License Agreement.

The proceeds of $5,090,005 from the placement was allocated to common shares and warrants issued based on their fair value at the date of issuance which is at $2,563,919. The remaining $2,526,086 was will be allocated License Fees revenue to be recognized over a period of 10 years from the commencement date of the Agreement. No value was allocated to the put option.

Contract Liability

The Company amortizes and recognizes the revenue earned under the Agreement over a period of 10 years which according to the Agreement represents the time the License will have to complete the technology transfer and to obtain regulatory approval from local authorities.

Contract Asset

The finders/success fees paid in connection with the YOFOTO Licensing and Collaboration Agreement of $509,001 was incurred to secure the YOFOTO License and Collaboration Agreement as well as to close the related private placement. Consequently, the $509,001 finders/success fee has been accounted for as a contract asset and as a share issuance cost.

The $509,001 fee has been allocated between contract costs, share issuance costs and as an offset to the fair value of the related warrants. The finders/success fee was allocated based on the relative fair values of these three items. The contract asset will be amortized over the same period of time that the Company recognizes the upfront license revenue.